Employee Benefit Plans - Schedule of Future Contributions Payable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	$ 26,000	$ 25,000
France | Contribution Year 2023 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	26,000	28,000
France | Contribution Year 2024 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	8,000	7,000
France | Contribution Year 2025 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	29,000	23,000
France | Contribution Year 2026 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	50,000	52,000
France | Contribution Year 2027 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	49,000
France | Contribution Year 2028 To 2032 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031	$ 331,000
France | Contribution Year 2022 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031		25,000
France | Contribution Year 2027 To 2031 [Member]
Defined Benefit Plan Disclosure [Line Items]
2027 to 2031		$ 420,000